UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  (973) 887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Explanatory note:

The Registrant is filing this amendment to its Form N-CSRS for the period ended December 31, 2020, originally filed with the Securities and Exchange Commission on March 11, 2021 (Accession Number 0001162044-21-000332) to restate the Camelot Event Driven Fund’s financial statements for the period ended December 31, 2020 to reflect the updated restatement of interest income and realized gain/loss.

The effects of this restatement on our financial statements for the period ended December 31, 2020 are described in Note 16 to the financial statements.

For the convenience of the reader, we are refiling our entire report on Form N-CSRS for the period ended December 31, 2020 by means of this amended Form N-CSRS. However, except for the information affected by the restatement, we have not updated the information contained herein for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to speak as of the date of the original filing.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

WEST HILLS TACTICAL CORE FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

SEMI-ANNUAL REPORT

December 31, 2020

(UNAUDITED)

VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

WEST HILLS FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the West Hills Tactical Core Fund (the “West Hills Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Money Market Fund
0.23%
Exchange Traded
Funds 99.77%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Excludes written options.

CAMELOT FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 42.71%

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.69%
26,090	Under Armour, Inc. Class C *	$ 388,219

Cable & Other Pay Television Services - 1.31%
17,069	Liberty Latin America Ltd. Class C *	189,295

Cigarettes - 3.01%
10,581	Altria Group, Inc.	433,821

Communication Services - 1.96%
4,713	Cogent Communications Holdings, Inc.	282,167

Fire, Marine & Casualty Insurance - 4.81%
2,988	Berkshire Hathaway, Inc. Class B *	692,828

Gold and Silver Ores - 8.15%
26,522	Barrick Gold Corp.	604,171
9,539	Newmont Goldcorp Corp.	571,291
		1,175,462
Oil & Gas Filed Machinery & Equipment - 6.39%
9,737	Dril-Quip, Inc. *	288,410
88,097	Now, Inc. *	632,536
		920,946
Petroleum Refining - 1.09%
10,561	CVR Energy, Inc. *	157,359

Retail-Hobby, Toy & Game Shops - 1.27%
14,006	Michaels Companies, Inc. *	182,218

Services-Advertising Agencies - 1.53%
3,544	Omnicom Group, Inc.	221,039

Services-Business Services - 2.99%
8,574	Ebay, Inc.	430,844

Services-Computer Programming, Data Processing, Etc. - 4.53%
12,058	Twitter, Inc. *	652,941

Services-Personal Services - 2.98%
27,129	H&R Block, Inc.	430,266

TOTAL FOR COMMON STOCKS (Cost $4,130,553) - 42.71%		6,157,405

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

CORPORATE BONDS - 3.16% (●)

Retail-Computer & Computer Software Stores - 2.84%
450,000	GameStop Corp. 10.00%, 03/15/2023 #	$ 455,459

TOTAL FOR CORPORATE BONDS (Cost $450,306) - 3.22%		455,459

EXCHANGE TRADED FUND - 10.16%
92,977	Sprott Physical Gold Trust ETF *	1,403,023
406	Vanguard Extended Duration Treasury ETF	61,834
TOTAL FOR EXCHANGE TRADED FUND (Cost $1,161,167) - 10.16%		1,464,857

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 26.66% (●)

U.S. Treasury Note Bonds - 13.93%
1,000,000	U.S. Treasury Note 1.375%, 01/31/2021	1,000,905
1,000,000	U.S. Treasury Note 1.125%, 09/30/2021	1,007,539
		2,008,444
U.S. Treasury Strips Principal Bonds - 12.73%
3,005,000	U.S. Treasury Strips Principal 0.00%, 02/15/2050	1,834,519

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $3,950,198) - 26.66%		3,842,963

MONEY MARKET FUND - 16.60%
2,393,335	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.01% **	2,393,335
TOTAL FOR MONEY MARKET FUND (Cost $2,393,335) - 16.60%		2,393,335

TOTAL INVESTMENTS (Cost $12,085,559) *** - 99.29%		14,314,019

ASSETS IN EXCESS OF LIABILITIES - 0.71%		102,824

NET ASSETS - 100.00%		$ 14,416,843

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2020.

*** Refer to Note 10 for tax cost.

● Level 2 Security.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $455,459 representing 3.16% of net assets.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

WEST HILLS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 96.81%
4,870	SPDR S&P 500 ETF Trust (a)	$ 1,820,796
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,718,559) - 96.81%		1,820,796

MONEY MARKET FUND - 0.23%
4,272	Federated Hermes Treasury Obligations Fund-Service Shares - 0.01% **	4,272
TOTAL FOR MONEY MARKET FUND (Cost $4,272) - 0.23%		4,272

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $2,102) - 0.06%		1,096

TOTAL INVESTMENTS (Cost $1,724,933) *** - 97.10%		1,826,164

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $6,648) - (0.34)%		(6,434)

ASSETS IN EXCESS OF LIABILITIES, NET - 3.24%		61,062

NET ASSETS - 100.00%		$ 1,880,792

(a) Subject to written option contracts.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2020.

*** Refer to Note 10 for tax cost.

The accompanying notes are an integral part of these financial statements.

WEST HILLS FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2020 (UNAUDITED)

PUT OPTIONS - 0.06% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	Interactive Brokers	4	$143,200	$358.00	1/8/2021	$ 300

SPDR S&P 500 ETF Trust	Interactive Brokers	4	144,000	360.00	1/15/2021	796

Total Put Options (Premiums Paid $2,102) - 0.06%						$ 1,096

TOTAL PURCHASED OPTIONS (Premiums Paid $2,102) - 0.06%						$ 1,096

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

WEST HILLS FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2020 (UNAUDITED)

CALL OPTIONS - (0.33)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(7)	$(269,500)	$ 385.00	1/15/2021	$ (637)

SPDR S&P 500 ETF Trust	Interactive Brokers	(7)	(268,100)	383.00	1/22/2021	(1,393)

SPDR S&P 500 ETF Trust	Interactive Brokers	(8)	(309,600)	387.00	1/29/2021	(1,328)

SPDR S&P 500 ETF Trust	Interactive Brokers	(8)	(312,000)	390.00	2/5/2021	(1,440)

SPDR S&P 500 ETF Trust	Interactive Brokers	(8)	(314,000)	392.50	2/12/2021	(1,392)

Total Call Options (Premiums Received $6,226) - (0.33)%						$(6,190)

PUT OPTIONS - (0.01)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	$(132,000)	$ 330.00	1/8/2021	$ (80)

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	(132,000)	330.00	1/15/2021	(164)

Total Put Options (Premiums Received $422) - (0.01)%						$ (244)

TOTAL WRITTEN OPTIONS (Premiums Received $6,648) - (0.34)%						$(6,434)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

COMMON STOCKS - 54.35%

Automotive - 0.03%
5,926	Exide Technologies ^†*	$ 8,296
101,663	Flyht Aerospace Solutions, Inc. (Canada) ^†*	-
		8,296
Bakery Products - 1.12%
479,411	Bab, Inc. *	280,455

Biotech & Pharma - 0.00%
167,850	Inyx, Inc. *	235

Chemicals - 1.42%
5,000	DuPont de Nemours, Inc. (a)	355,550

Crude Petroleum & Natural Gas - 1.06%
5,500	Diamondback Energy, Inc. (a)	266,200

Electric & Other Services Combines - 3.77%
17,000	Evergy, Inc. (b)	943,670

Financial Services - 0.08%
503	Fidelity National Financial, Inc.	19,662

Gaming, Lodging & Restaurants - 0.47%
10,000	Guoco Group Ltd. (Bermuda)	118,984

Hardware - 4.91%
90,739	IEC Electronics Corp. *	1,229,513

Healthcare Facilities & Services - 0.00%
50	Brookdale Senior Living, Inc. *	221

Hotels & Motels - 7.54%
60,000	MGM Resorts International (a)(b)	1,890,600

Hotels, Rooming House, Camps & Other Lodging Places - 2.63%
21,000	Hilton Grand Vacations, Inc. (a) *	658,350

Industrial Services - 0.39%
127,760	Astaldi SpA ADR *	46,117
1,022,580	Astaldi SpA SPF (Italy) *†	50,618
		96,735

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

Investment Advice - 1.13%
7,000	KKR & Co., Inc. Class A (a)	$ 283,430

Media - 6.78%
50,000	30DC, Inc. # *	300
7,000	Axel Springer SE (Germany)	559,150
11,249	Clear Channel Outdoor Holdings, Inc. *	18,561
30,062	ViacomCBS, Inc. Class B (a)	1,120,110
		1,698,121
Medical Equipment & Devices - 2.07%
5,000	Shockwave Medical, Inc. (b) *	518,600

Metals & Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ † *	-

National Commercial Banks - 0.49%
2,000	Citigroup, Inc. (a)	123,320

Oil, Gas & Coal - 1.35%
4,000	Chevron Corp. (b)	337,800
2,152	Seadrill Ltd. (United Kingdom) *	570
		338,370
Passenger Transportation - 0.40%
23,000	Transat AT, Inc. (Canada) *	100,602

Petroleum Refining - 5.25%
6,500	Hess Corp. (a)	343,135
23,500	Marathon Petroleum Corp. (a)(b)	971,960
		1,315,095
Pharmaceutical Preparations - 2.93%
10,000	AstraZeneca PLC ADR (a)	499,900
30,000	Emisphere Technologies, Inc.	234,300
		734,200
Radio Broadcasting Stations - 0.24%
4,610	iHeartMedia, Inc. *	59,838

Real Estate - 2.52%
16,500	CA Immobilien Anlagen AG (Austria)	631,867

Retail - Department Stores - 0.12%
791	Neiman-Marcus Group Parent LLC *†	30,817

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Shares		Value

Retail-Eating Places - 0.73%
3,000	Restaurant Brands International, Inc. (Canada) (a)	$ 183,330

Security Brokers, Dealers & Floatation Cos. - 0.53%
500	Goldman Sachs Group, Inc. (a)	131,855

Services-Miscellaneous Amusement & Recreation - 1.36%
10,000	Six Flags Entertainment Corp. (a) *	341,000

Services-Prepackaged Software - 1.52%
9,000	Sina Corp. *	381,420

Software - 3.08%
64,000	Playtech PLC (Isle of Man) *	350,915
3,000	VMware, Inc. Class A *	420,780
		771,695
Telecom - 0.39%
44,529	NII Holdings, Inc. ^ Δ *	96,628

Waste & Environmental Services & Equipment - 0.05%
43,000	Strategic Environmental & Energy Resources, Inc. ^ †# *	11,696

TOTAL FOR COMMON STOCKS (Cost $13,303,964) - 54.36%		13,620,355

ESCROW SHARES - 0.01%
1,777	Exide Technologies ^ † *	1,777
TOTAL FOR ESCROW SHARES (Cost $1,687) - 0.01%		1,777

ASSET-BACKED SECURITIES - 0.58%
4,762	AFC Home Equity Loan Trust Series 2000-02 Class 1A, 0.94% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** + ●	4,489
114,924	Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3, 0.86% (1 Month LIBOR USD + 0.705%), 2/25/2035 ** + ●	111,137
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 0.47% (1 Month LIBOR USD + 0.32%), 6/25/2047 ** + ●	23,725
5,683	Countrywide Home Equity Loan Trust Series 2005-A Class 2A, 0.38% (1 Month LIBOR USD + 0.24%), 4/15/2035 ** + ●	5,543
TOTAL FOR ASSET-BACKED SECURITIES (Cost $130,607) - 0.58%		144,894

The accompanying notes are an integral part of these financial statements.

Shares	Value

CONVERTIBLE BONDS - 0.09%

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Radio Telephone Communications - 0.09%
78,040	Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda) 7.0%, 12/03/2099 ● #	21,461

TOTAL FOR CONVERTIBLE BONDS (Cost $149,703) - 0.09%		21,461

CORPORATE BONDS - 4.28%

Automotive - 1.79%
546,810	Exide Technologies 11.00%, 4/30/2022 + † ^ #	448,384

Communication Services - 1.53%
1,000,000	Intelsat Jackson Holdings SA (Luxembourg) 8.125%, 06/01/2023 + ●	45,000
500,000	Intelsat Jackson Holdings SA (Luxembourg) 5.50%, 08/01/2023 + ●	338,750
		383,750
Financial Services - 0.04%
5,000,000	Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015 + ^ # †	6,250
110,000	Lehman Brothers Holdings, Inc. 0.00%, 2/17/2015 + ●	1,232
100,000	Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 + ●	920
		8,402
Oil, Gas & Coal - 0.19%
3,500,000	OGX Austria GMBH 8.50%, 6/01/2018 + ^ †	35
123,849	Seadrill New Finance Private Placement Series 144A (United Kingdom) 12.00%, 7/15/2025 ● #	48,301
		48,336
Radio Telephone Communications - 0.11%
52,337	Digicel Group 0.5 Ltd. (Bermuda) 8.0%, 04/01/2025 ● #	27,495

Sovereign - 0.62%
1,000,000	Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 + ●	155,820

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ † #	-

TOTAL FOR CORPORATE BONDS (Cost $2,148,091) - 4.28%		1,072,187

The accompanying notes are an integral part of these financial statements.

Shares		Value

MORTGAGE-BACKED SECURITIES - 0.06%
436,806	GNR Government National Mortgage Series 2019-108 Class NI 4.00%, 8/20/2049 ●~	$ 12,924
226,274	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.69239%, 6/25/2035 ● ~	2,738

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $185,299) - 0.06%		15,662

MUNICIPAL BONDS - 4.02%

Puerto Rico - 4.02%
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●	8,050
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●	7,750
30,000	Puerto Rico Electric Power Authority Series CCC 4.50%, 7/01/2023 + ●	24,150
25,000	Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2027 + ●	20,125
250,000	Puerto Rico Electric Power Authority Series CCC 4.80%, 7/01/2028 + ●	201,250
75,000	Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●	58,406
30,000	Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●	24,000
55,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●	43,725
15,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2023 + ●	12,112
10,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2024 + ●	8,075
25,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2025 + ●	20,187
15,000	Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●	11,981
75,000	Puerto Rico Electric Power Authority Series ZZ 4.75%, 7/01/2027 + ●	60,375
40,000	Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 + ●	33,400
50,000	Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 + ●	42,063
410,000	Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 + ●	345,938
55,000	Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 + ●	47,575
50,000	Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 + ●	38,625
		1,007,787

TOTAL FOR MUNICIPAL BONDS (Cost $717,413) - 4.02%		1,007,787

PREFERRED STOCKS - 4.81%

Government Agencies - 4.69%
19,000	Federal Home Loan Mortgage Corp. Series B 0.00%, Perpetual ∞	262,390
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual ∞	65,925
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual ∞	129,200
14,700	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual ∞	199,920
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞	359,250
5,500	Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞	80,025
700	Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞	10,948
4,440	Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞	62,693
360	Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞	5,202
		1,175,553

The accompanying notes are an integral part of these financial statements.

Shares		Value

Insurance - 0.12%
10	MBIA Insurance Corp. 4.707%, Perpetual ^ # †	$ 30,000

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

TOTAL FOR PREFERRED STOCKS (Cost $1,509,175) - 4.81%		1,205,553

STRUCTURED NOTES- 3.11%

Financial Services 3.11%
130,000	Lehman Brothers Holdings, Inc. 0.00%, (1 Month CPI YOY + 2.25%) 7/08/2014 + ● **	1,196
100,000	Lehman Brothers Holdings, Inc. 0.00%, 1/28/2020 + ● **	920
100,000	Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 + ● **	920
200,000	Lehman Brothers Holdings, Inc. 0.00%, 2/14/2023 + ● **	1,840
1,000,000	Twin Reefs Pass-Through Trust 0.00% (1 Month LIBOR USD + 2.00%) Perpetual + ^ # †**	775,000
TOTAL FOR STRUCTURED NOTES (Cost $485,000) - 3.11%		779,876

TERM LOAN - 0.50%

Retail - Department Stores - 0.50%
116,845	The Neiman Marcus Group LLC. Term Loan Exit 13.00%, (1 Month LIBOR USD + 1.20%) 9/25/2020 †	124,805

TOTAL FOR TERM LOAN (Cost $116,845) - 0.50%		124,805

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $2,403,560) - 16.27%		4,075,979

BANK DEPOSIT ACCOUNTS - 9.19%
36,338	Collateral Huntington Conservative Deposit Account 0.02% **	36,338
2,265,754	Huntington Conservative Deposit Account 0.02% ** (b)	2,265,754
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $2,302,092) - 9.19%		2,302,092

TOTAL INVESTMENTS (Cost $23,453,436) *** - 97.28%		24,372,428

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $678,197) - (7.70)%		(1,929,375)

ASSETS IN EXCESS OF LIABILITIES, NET - 10.42%		2,612,187

NET ASSETS - 100.00%		$25,055,240

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2020.

*** Refer to Note 10 for tax cost.

ADR - American Depositary Receipt.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $3,479,738 representing 13.89% of net assets.

+ Default Bonds

∞ Distressed Securities

● Level 2 Security

~ Variable Rate Security. The coupon is based on an underlying pool of loans.

^ Indicates a fair valued security. Total market value for fair valued securities is $1,378,066 representing 5.50% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $1,368,887 representing 5.46% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,487,678 representing 5.94% of net assets.

Δ Indicates a delisted security. Total market value for delisted securities is $96,628 representing 0.39% of net assets.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2020 (UNAUDITED)

CALL OPTIONS - 16.03% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

Alerian MLP ETF	Susquehanna	600	$ 480,000	$ 8.00	1/21/2022	$ 4,800

Anheuser-Busch InBev SA/NV ●	Susquehanna	50	325,000	65.00	1/21/2022	58,375

The Bank of New York Mellon Corp. ●	Susquehanna	250	750,000	30.00	1/15/2021	301,500

BP, PLC ●	Susquehanna	300	600,000	20.00	1/21/2022	97,500

Chevron Corp. ●	Susquehanna	20	240,000	120.00	1/21/2022	4,140

Chevron Corp. ●	Susquehanna	40	360,000	90.00	1/21/2022	31,680

Citigroup, Inc.	Susquehanna	20	100,000	50.00	6/18/2021	26,000

Diamondback Energy, Inc. ●	Susquehanna	55	165,000	30.00	1/21/2022	117,700

DuPont de Nemours, Inc.	Susquehanna	50	200,000	40.00	1/21/2022	156,250

Energy Select Sector SPDR Fund	Susquehanna	885	3,540,000	40.00	1/21/2022	389,400

Energy Select Sector SPDR Fund	Susquehanna	250	1,500,000	60.00	1/21/2022	17,500

Energy Transfer L.P. ●	Susquehanna	250	250,000	10.00	1/21/2022	8,750

Energy Transfer L.P. ●	Susquehanna	300	360,000	12.00	1/21/2022	6,600

The Goldman Sachs Group, Inc.	Susquehanna	5	85,000	170.00	1/15/2021	47,138

Hess Corp. ●	Susquehanna	65	260,000	40.00	1/21/2022	112,288

Johnson & Johnson ●	Susquehanna	40	620,000	155.00	1/21/2022	57,200

Johnson & Johnson ●	Susquehanna	40	780,000	195.00	1/21/2022	11,400

KKR & Co., Inc. ●	Susquehanna	70	175,000	25.00	1/21/2022	107,800

Marathon Petroleum Corp.	Susquehanna	235	705,000	30.00	1/21/2022	306,088

MGM Resorts International	Susquehanna	600	1,200,000	20.00	1/21/2022	807,000

Molson Coors Beverage Co. ●	Susquehanna	60	120,000	20.00	1/15/2021	151,500

Molson Coors Beverage Co. ●	Susquehanna	60	270,000	45.00	1/15/2021	7,020

Occidental Petroleum Corp.	Susquehanna	300	450,000	15.00	1/21/2022	172,500

Occidental Petroleum Corp.	Susquehanna	125	500,000	40.00	1/21/2022	11,250

Phillips 66	Susquehanna	100	1,000,000	100.00	1/21/2022	28,400

QEP Resources, Inc. ●	Susquehanna	1200	960,000	8.00	1/15/2021	6,000

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	145	181,250	12.50	1/21/2022	143,550

Restaurant Brands International, Inc.	Susquehanna	30	120,000	40.00	6/18/2021	65,400

Six Flags Entertainment Corp. ●	Susquehanna	100	175,000	17.50	1/21/2022	179,000

SPDR S&P Oil & Gas Exploration & Production ETF ●	Susquehanna	100	100,000	10.00	1/21/2022	53,000

SPDR S&P Oil & Gas Exploration & Production ETF ●	Susquehanna	250	375,000	15.00	1/21/2022	61,875

United States Oil Fund L.P.	Susquehanna	350	157,500	4.50	1/21/2022	11,550

ViacommCBS, Inc. ●	Susquehanna	300	750,000	25.00	6/18/2021	390,000

VMware, Inc. Class A	Susquehanna	30	390,000	130.00	1/21/2022	66,450

Total Call Options (Premiums Paid $2,264,230) - 16.03%						$4,016,604

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

PUT OPTIONS - 0.24% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

SPDR S&P 500 ETF Trust	Susquehanna	100	$3,690,000	$ 369.00	1/15/2021	$ 35,400

SPDR S&P 500 ETF Trust	Susquehanna	50	1,845,000	369.00	1/22/2021	22,550

Invesco CurrencyShares Euro Currency Trust ●	Susquehanna	95	1,026,000	108.00	3/19/2021	1,425

Total Put Options (Premiums Paid $139,330) - 0.24%						$ 59,375

TOTAL PURCHASED OPTIONS (Premiums Paid $2,403,560) - 16.27%						$4,075,979

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2020 (UNAUDITED)

CALL OPTIONS - (7.70)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Value

AstraZeneca PLC ADR	Susquehanna	(100)	$ (500,000)	$ 50.00	1/21/2022	$ (58,000)

The Bank of New York Mellon Corp.	Susquehanna	(250)	(1,250,000)	50.00	1/15/2021	(1,250)

Citigroup, Inc. ●	Susquehanna	(40)	(320,000)	80.00	6/18/2021	(4,200)

Diamondback Energy, Inc. ●	Susquehanna	(110)	(770,000)	70.00	1/21/2022	(63,470)

DuPont de Nemours, Inc. ●	Susquehanna	(100)	(750,000)	75.00	1/21/2022	(58,300)

Johnson & Johnson	Susquehanna	(80)	(1,400,000)	175.00	1/22/2022	(54,800)

The Goldman Sachs Group, Inc. ●	Susquehanna	(10)	(220,000)	220.00	1/15/2021	(43,170)

Hess Corp. ●	Susquehanna	(130)	(910,000)	70.00	1/21/2022	(63,375)

Hilton Grand Vacations, Inc. ●	Susquehanna	(210)	(525,000)	25.00	1/15/2021	(133,350)

Invesco CurrencyShares Euro Currency Trust ●	Susquehanna	(95)	(1,026,000)	108.00	3/19/2021	(65,075)

KKR & Co., Inc.	Susquehanna	(140)	(518,000)	37.00	1/21/2022	(97,300)

Marathon Petroleum Corp.	Susquehanna	(470)	(3,055,000)	65.00	1/21/2022	(62,510)

MGM Resorts International	Susquehanna	(1,200)	(4,200,000)	35.00	1/21/2022	(630,000)

Molson Coors Beverage Co. ●	Susquehanna	(120)	(690,000)	57.50	1/15/2021	(600)

Red Robin Gourmet Burgers, Inc. ●	Susquehanna	(55)	(123,750)	22.50	1/15/2021	(1,815)

Red Robin Gourmet Burgers, Inc.	Susquehanna	(90)	(225,000)	25.00	1/21/2022	(42,300)

Restaurant Brands International, Inc. ●	Susquehanna	(60)	(360,000)	60.00	6/18/2021	(33,060)

Six Flags Entertainment Corp. ●	Susquehanna	(200)	(650,000)	32.50	1/21/2022	(167,000)

ViacommCBS, Inc. Class B ●	Susquehanna	(600)	(2,100,000)	35.00	6/18/2021	(325,200)

VMware, Inc. Class A ●	Susquehanna	(60)	(1,140,000)	190.00	1/21/2022	(24,600)

Total Call Options (Premiums Received $678,197) - (7.70)%						$(1,929,375)

TOTAL WRITTEN OPTIONS (Premiums Received $678,197) - (7.70)%						$(1,929,375)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2020.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020 (UNAUDITED)

	Value Fund	West Hills Fund	Camelot Fund
Assets:
Investments in Securities, at Value (Cost $12,085,559, $1,724,933 and $23,453,436, respectively)	$14,314,019	$ 1,826,164	$ 24,372,428
Deposit with Broker for Securities Sold Short and Options Written	91,787	4,408	2,143,666
Receivables:
Dividends and Interest	36,722	7,166	80,816
Due from Adviser	-	22,484	-
Shareholder Subscriptions	-	49,000	-
Portfolio Securities Sold	-	1,194	434,566
Prepaid Expenses	-	3,671	21,327
Total Assets	14,442,528	1,914,087	27,052,803
Liabilities:
Short Cash Denominated in Foreign Currencies (Premiums $1,445, $0, and $0, respectively)	1,588	-	-
Covered Call Options Written at Value (Premiums received $0, $6,648 and $678,197, respectively)	-	6,434	1,929,375
Payables:
Advisory Fees	11,428	-	14,012
Administrative Fees	2,886	883	4,551
Shareholder Redemptions	-	-	27,497
Portfolio Securities Purchased	-	160	-
Chief Compliance Officer Fees	-	7,540	2,819
Distribution Fees	9,783	-	1,342
Accrued Expenses	-	18,278	17,967
Total Liabilities	25,685	33,295	1,997,563

Net Assets	$14,416,843	$ 1,880,792	$ 25,055,240

Net Assets Consist of:
Paid In Capital	$12,380,955	$ 2,722,694	$ 31,861,208
Distributable Earnings (Deficit)	2,035,888	(841,902)	(6,805,968)
Net Assets	$14,416,843	$ 1,880,792	$ 25,055,240
Shares outstanding (unlimited number of shares authorized with no par value)		250,123
Net Asset Value Per Share		$ 7.52
Redemption Price Per Share ($7.52 x 0.98) *		$ 7.37

Investor Class:

Net Assets	$ 4,809,536
Shares outstanding (unlimited number of shares authorized with no par value)	348,582
Net Asset Value	$ 13.80
Redemption Price Per Share ($13.80 x 0.98) *	$ 13.52

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

	Value Fund	West Hills Fund	Camelot Fund

Class A:

Net Assets			$ 5,253,764
Shares outstanding (unlimited number of shares authorized with no par value)			306,645
Net Asset Value			$ 17.13
Offering Price Per Share ($17.13 / 94.50%) (Note 2)			$ 18.13
Redemption Price Per Share ($17.13 x 0.98) *			$ 16.79

Class C:

Net Assets	$ 1,043,066
Shares outstanding (unlimited number of shares authorized with no par value)	82,143
Net Asset Value	$ 12.70
Redemption Price Per Share ($12.70 x 0.98) *	$ 12.45

Institutional Class:

Net Assets	$ 8,564,241		$ 19,801,476
Shares outstanding (unlimited number of shares authorized with no par value)	612,268		1,139,087
Net Asset Value	$ 13.99		$ 17.38
Redemption Price Per Share ($17.38 x 0.98) *	$ 13.71		$ 17.03

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value, West Hills, and Camelot Funds.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENTS OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)

	Value Fund	West Hills Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 37,799	$ 7,692	$ 112,007
Interest	58,187	15	39,386
Total Investment Income	95,986	7,707	151,393

Expenses:
Advisory Fees	65,436	2,571	150,921
Administration Fees	16,524	10,178	24,380
Accounting Fees	-	7,973	16,696
Servicing Account Fees	-	-	8,697
Transfer Agent Fees	-	-	6,046
Chief Compliance Officer Fees	-	7,540	16,132
Audit Fees	-	6,302	9,075
Distribution Fees	13,333	-	6,575
Legal Fees	-	5,805	2,245
Custody Fees	-	4,040	6,344
Trustee Fees	-	566	1,962
Printing and Mailing Expense	-	276	3,117
Interest Expense	-	115	343
Miscellaneous Fees	-	562	13,350
Registration Fees	-	1,260	28,113
Total Expenses	95,293	47,188	293,996
Fees Waived and Reimbursed by the Adviser	-	(43,094)	(85,076)
Net Expenses	95,293	4,094	208,920

Net Investment Income (Loss)	693	3,613	(57,527)

Realized Gain (Loss) on:
Investments	176,049	(1,740)	4,620,173
Proceeds from Securities Litigation	-	-	23,063
Written Options	-	1,803	(1,651,918)
Securities Sold Short	-	-	(496,730)
Net Realized Gain on Investments, Proceeds from Litigation, Written Options, Securities Sold Short and Foreign Currency Transactions	176,049	63	2,031,482

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	480,983	101,231	3,910,821
Written Options	-	214	(254,296)
Foreign Currency Transactions	(81)	-	-
Net Change in Unrealized Appreciation on Investments, Options, Securities Sold Short and Foreign Currency Transactions	480,902	101,445	3,656,525

Realized and Unrealized Gain on Investments, Proceeds from Litigation, Options, Securities Sold Short and Foreign Currency Transactions	656,951	101,508	6,151,113

Net Increase in Net Assets Resulting from Operations	$ 657,644	$ 105,121	$ 6,093,586

(a) Foreign withholding taxes on dividends/tax reclaims/interest.	$ -	$ -	$ (7,181)

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2020	6/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 693	$ 17,661
Net Realized Gain (Loss) on:
Investments	176,049	(102,188)
Unrealized Appreciation (Depreciation) on:
Investments	480,983	1,237,172
Foreign Currency Transactions	(81)	(25)
Net Increase in Net Assets Resulting from Operations	657,644	1,152,620

Distributions to Shareholders:
Distributions
Investor Class	(129)	(14,960)
Class C	(28)	-
Institutional Class	(203)	(20,449)
Total Distributions Paid to Shareholders	(360)	(35,409)

Capital Share Transactions	1,168,874	(910,399)

Total Increase in Net Assets	1,826,158	206,812

Net Assets:
Beginning of Period/Year	12,590,685	12,383,873

End of Period/Year	$ 14,416,843	$ 12,590,685

The accompanying notes are an integral part of these financial statements.

WEST HILLS FUND (FKA BALDWIN FUND)+

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2020	6/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 3,613	$ 24,695
Net Realized Gain (Loss) on:
Investments	(1,740)	(197,158)
Proceeds from Securities Litigation	-	826
Written Options	1,803	158,638
Unrealized Appreciation (Depreciation) on:
Investments	101,231	44,943
Written Options	214	(3,154)
Net Increase in Net Assets Resulting from Operations	105,121	28,790

Distributions to Shareholders:
Distributions	(8,683)	(23,635)
Total Distributions Paid to Shareholders	(8,683)	(23,635)

Capital Share Transactions	1,643,765	(2,181,386)

Total Decrease in Net Assets	1,740,203	(2,176,231)

Net Assets:
Beginning of Period/Year	140,589	2,316,820

End of Period/Year	$ 1,880,792	$ 140,589

+ On September 22, 2020, the Leigh Baldwin Total Return Fund was renamed to West Hills Tactical Core Fund.

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2020	6/30/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ (57,527)	$ 212,612
Net Realized Gain (Loss) on:
Investments	4,620,173	(2,884,579)
Proceeds from Securities Litigation	23,063	29,998
Written Options	(1,651,918)	256,733
Securities Sold Short	(496,730)	(59,728)
Foreign Currency Transactions	-	-
Unrealized Appreciation (Depreciation) on:
Investments	3,910,821	131,940
Written Options	(254,296)	(1,100,064)
Securities Sold Short	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	6,093,586	(3,413,088)

Distributions to Shareholders:
Distributions:
Class A	(53,260)	(63,369)
Institutional Class	(202,847)	(255,854)
Total Distributions Paid to Shareholders	(256,107)	(319,223)

Capital Share Transactions	(2,749,285)	(4,399,363)

Total Increase (Decrease) in Net Assets	3,088,194	(8,131,674)

Net Assets:
Beginning of Period/Year	21,967,046	30,098,720

End of Period/Year	$ 25,055,240	$ 21,967,046

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2020		Years Ended 6/30/2020	6/30/2019		6/30/2018	6/30/2017	6/30/2016
Net Asset Value, at Beginning of Period/Year	$ 13.13		$ 11.91	$ 12.42		$ 12.61	$ 13.12	$ 14.17
Income (Loss) From Investment Operations:								
Net Investment Income (Loss) *	(0.01)		0.02	0.03		(0.03)	(0.10)	(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.65		1.23	(0.16)		(0.16)	(0.03)	0.05
Total from Investment Operations	0.64		1.25	(0.13)		(0.19)	(0.13)	(0.08)
Distributions:								
Net Investment Income	-	(a)	(0.03)	(0.01)		-	-	-
Realized Gains	-		-	(0.37)		-	(0.38)	(0.97)
Total from Distributions	-		(0.03)	(0.38)		-	(0.38)	(0.97)
Redemption Fees ***	-		-	-	(a)	-	-	-
Net Asset Value, at End of Period/Year	$ 13.77		$ 13.13	$ 11.91		$ 12.42	$ 12.61	$ 13.12
Total Return **	5.11%	(c)	10.50%	(0.99)%		(1.51)%	(1.01)%	(0.39)%
Ratios/Supplemental Data:								
Net Assets at End of Period/Year (Thousands)	$ 4,810		$ 6,763	$ 6,923		$ 10,082	$ 16,945	$ 19,038
Ratio of Expenses to Average Net Assets	1.49%	(b)	1.49%	1.49%		1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Asset	(0.14)%	(b)	0.13%	0.26%		(0.27)%	(0.77)%	(1.00)%
Portfolio Turnover	10.85%	(c)	64.60%	33.73%		68.13%	60.96%	51.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2020		Years Ended 6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016
Net Asset Value, at Beginning of Period/Year	$ 12.13		$ 11.06	$ 11.64	$ 11.90	$ 12.49	$ 13.64
Income (Loss) From Investment Operations:							
Net Investment Loss *	(0.05)		(0.07)	(0.06)	(0.12)	(0.19)	(0.23)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.62		1.14	(0.15)	(0.14)	(0.02)	0.05
Total from Investment Operations	0.57		1.07	(0.21)	(0.26)	(0.21)	(0.18)
Distributions:							
Net Investment Income	-	(a)	-	-	-	-	-
Realized Gains	-		-	(0.37)	-	(0.38)	(0.97)
Total from Distributions	-		-	(0.37)	-	(0.38)	(0.97)
Redemption Fees ***	-		-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 12.70		$ 12.13	$ 11.06	$ 11.64	$ 11.90	$ 12.49
Total Return **	4.70%	(c)	9.67%	(1.77)%	(2.18)%	(1.71)%	(1.16)%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 1,043		$ 1,071	$ 991	$ 1,273	$ 2,232	$ 3,718
Ratio of Expenses to Average Net Assets	2.24%	(b)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(0.81)%	(b)	(0.62)%	(0.49)%	(1.01)%	(1.54)%	(1.75)%
Portfolio Turnover	10.85%	(c)	64.60%	33.73%	68.13%	60.96%	51.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended	Years Ended				
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016
Net Asset Value, at Beginning of Period/Year	$ 13.29	$ 12.07	$ 12.59	$ 12.75	$ 13.23	$ 14.24
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	0.02	0.05	0.06	- (a)	(0.07)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.68	1.24	(0.17)	(0.16)	(0.03)	0.06
Total from Investment Operations	0.70	1.29	(0.11)	(0.16)	(0.10)	(0.04)
Distributions:						
Net Investment Income	- (a)	(0.07)	(0.04)	-	-	-
Realized Gains	-	-	(0.37)	-	(0.38)	(0.97)
Total from Distributions	-	(0.07)	(0.41)	-	(0.38)	(0.97)
Redemption Fees ***	-	-	-	- (a)	-	-
Net Asset Value, at End of Period/Year	$ 13.99	$ 13.29	$ 12.07	$ 12.59	$ 12.75	$ 13.23
Total Return **	5.27% (c)	10.76%	(0.78)%	(1.25)%	(0.77)%	(0.09)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 8,564	$ 4,757	$ 4,470	$ 5,449	$ 6,417	$ 7,451
Ratio of Expenses to Average Net Assets	1.24% (b)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.33% (b)	0.38%	0.51%	0.02%	(0.52)%	(0.75)%
Portfolio Turnover	10.85% (c)	64.60%	33.73%	68.13%	60.96%	51.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

WEST HILLS FUND (FKA BALDWIN FUND)+

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended	Years Ended				
	12/31/2020	6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016
Net Asset Value, at Beginning of Period/Year	$ 6.87	$ 6.87	$ 6.87	$ 6.90	$ 7.01	$ 7.33
Income From Investment Operations:						
Net Investment Income (Loss) *	0.05	0.08	0.09	0.08	(0.01)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	0.64	-	(0.01)	(0.04)	(0.10)	(0.28)
Total from Investment Operations	0.69	0.08	0.08	0.04	(0.11)	(0.26)
Distributions:						
Net Investment Income	(0.04)	(0.07)	(0.08)	(0.07)	-	(0.05)
Realized Gains	-	-	-	-	-	-
Return of Capital	-	-	-	-	-	(0.01)
Total from Distributions	(0.04)	(0.07)	(0.08)	(0.07)	-	(0.06)
Redemption Fees ***	-	-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 7.52	$ 6.88	$ 6.87	$ 6.87	$ 6.90	$ 7.01
Total Return **	9.85% (b)	1.19%	1.20%	0.59%	(1.57)%	(3.49)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 1,881	$ 141	$ 2,317	$ 2,427	$ 2,620	$ 3,030
Before Reimbursement						
Ratio of Expenses to Average Net Assets	16.72% (a)	4.55%	4.34%	4.90%	4.46%	4.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	(13.99)% (a)	(2.42)%	(1.86)%	(1.99)%	(2.90)%	(2.88)%
After Reimbursement:						
Ratio of Expenses to Average Net Assets	1.45% (a)	1.00%	1.12%	1.75%	1.75%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.29% (a)	1.13%	1.36%	1.16%	(0.19)%	0.25%
Portfolio Turnover	50.17% (b)	1276.41%	1128.92%	686.85%	372.87%	478.51%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

+ On September 22, 2020, the Leigh Baldwin Total Return Fund was renamed to West Hills Tactical Core Fund.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2020	Years Ended 6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016
Net Asset Value, at Beginning of Period/Year	$ 13.39	$ 14.24	$ 13.70	$ 13.01	$ 11.71	$ 13.39
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	(0.06)	0.05	0.01	(0.17)	0.16	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.97	(0.76)	0.72	1.36	1.21	(0.65)
Total from Investment Operations	3.91	(0.71)	0.73	1.19	1.37	(0.66)
Distributions:						
Net Investment Income	(0.17)	(0.14)	(0.19)	(0.50)	(0.07)	-
Realized Gains	-	-	-	-	-	(1.02)
Total from Distributions	(0.17)	(0.14)	(0.19)	(0.50)	(0.07)	(1.02)
Net Asset Value, at End of Period/Year	$ 17.13	$ 13.39	$ 14.24	$ 13.70	$ 13.01	$ 11.71
Total Return **	29.23% (h)	(5.09)%	5.46% (f)	9.41%	11.70%	(4.33)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 5,254	$ 5,475	$ 6,978	$ 10,022	$ 12,548	$ 14,363
Before Reimbursement:						
Ratio of Expenses to Average Net Assets (a) (b)	2.85% (g)	2.57%	2.86%	3.04%	2.80%	2.41%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(1.59)% (g)	(0.11)%	0.18%	(2.35)%	0.49%	(0.50)%
After Reimbursement:						
Ratio of Expenses to Average Net Assets (a) (c)	2.11% (g)	2.09% (e)	2.16% (e)	1.99%	1.99%	1.99%
Ratio of Net Investment Income to Average Net Assets (a) (d)	(0.83)% (g)	0.37%	0.08%	(1.30)%	1.30%	(0.08)%
Portfolio Turnover	114% (h)	291%	386%	391%	326%	160%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.85%, 2.51%, 2.85%, 3.01%, 2.78%, 2.40%, and 2.16% for the period/years ended December 31, 2020 and June 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 2.11%, 2.04%, 2.15%, 1.97%, 1.98%,1.98%, and 1.98% for the period/years ended December 31, 2020 and  June 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.17% of litigation fees for the years ended June 30, 2020 and 2019, respectively. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 3.91% if it had not received proceeds from securities litigation in the amount of $444,232.

(g) Annualized

(h) Not Annualized

The accompanying notes are an integral part of these financial statements.

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2020	Years Ended 6/30/2020	6/30/2019	6/30/2018	6/30/2017	6/30/2016
Net Asset Value, at Beginning of Period/Year	$ 13.55	$ 14.37	$ 13.83	$ 13.14	$ 11.80	$ 13.46
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	(0.04)	0.11	0.06	(0.14)	0.19	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	4.05	(0.79)	0.71	1.37	1.23	(0.66)
Total from Investment Operations	4.01	(0.68)	0.77	1.23	1.42	(0.64)
Distributions:						
Net Investment Income	(0.18)	(0.14)	(0.23)	(0.54)	(0.08)	-
Realized Gains	-	-	-	-	-	(1.02)
Total from Distributions	(0.18)	(0.14)	(0.23)	(0.54)	(0.08)	(1.02)
Net Asset Value, at End of Period/Year	$ 17.38	$ 13.55	$ 14.37	$ 13.83	$ 13.14	$ 11.80
Total Return **	29.59% (h)	(4.81)%	5.77% (f)	9.71%	12.10%	(4.15)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 19,801	$ 16,492	$ 23,120	$ 12,191	$ 13,890	$ 14,953
Before Reimbursement:						
Ratio of Expenses to Average Net Assets (a) (b)	2.61% (g)	2.30%	2.49%	2.80%	2.55%	2.16%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(1.29)% (g)	0.35%	(0.16)%	(2.15)%	0.74%	(0.25)%
After Reimbursement:						
Ratio of Expenses to Average Net Assets (a) (c)	1.87% (g)	1.83% (e)	1.88% (e)	1.74%	1.74%	1.74%
Ratio of Net Investment Income to Average Net Assets (a) (d)	(0.56)% (g)	0.81%	0.45%	(1.09)%	1.55%	0.17%
Portfolio Turnover	114% (h)	291%	386%	391%	326%	160%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.60%, 2.26%, 2.48%, 2.77%, 2.53%, 2.15%, and 1.91% for the period/years ended December 31, 2020 and  June 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.87%, 1.79%, 1.87%, 1.71%, 1.73%, 1.73%, and 1.73% for the years ended June 30, 2020, 2019, 2018, 2017, and 2016, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.14% of litigation fees for the years ended June 30, 2020 and 2019, respectively. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74%.

(f) The Fund's total return for the year ended June 30, 2019, would have been 4.22% if it had not received proceeds from securities litigation in the amount of $444,232.

(g) Annualized

(h) Not Annualized

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the West Hills Tactical Core Fund (the “West Hills Fund”) (formerly Leigh Baldwin Total Return Fund), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund and West Hills Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The West Hills Fund’s investment objective is to provide long-term capital appreciation. The West Hills Fund seeks to achieve its investment objective by investing at least 50% of net assets in common stocks or exchange traded funds (“ETFs”) included in the S&P 500 Index®, which broadly represents the performance of common stocks publicly traded in the United States. The West Hills Fund may also hold up to 50% of net assets in cash and cash equivalents as a means of reducing the Fund’s volatility when the Adviser’s view of volatility indexes mandates. The West Hills Fund commenced operations on August 1, 2008 and was originally known as the Leigh Baldwin Total Return Fund and was advised by Leigh Baldwin & Co., LLC (“LBC”). The Leigh Baldwin Total Return Fund changed its name to West Hills Tactical Core Fund as of September 22, 2020.  The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund acquired all of the assets and liabilities of the Quaker Event Arbitrage Fund (“Predecessor Fund”), a series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, Class A, Class C and Institutional Class shares of the Predecessor Fund were exchanged for Class A, Class A and Institutional Class shares of the Fund, respectively. The Camelot Fund commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor to the Predecessor Fund, the Pennsylvania Avenue Event Driven Fund, commenced operations on November 21, 2003. Class C merged into Class A on June 22, 2018.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Redemption Fee - To discourage short-term trades by investors, the Value, West Hills, and Camelot Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes -  The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019) or expected to be taken in the Funds’ 2020 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2020, the Funds did not incur any interest or penalties.

Distributions to Shareholders - The Value Fund and Camelot Fund intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end; the West Hills Fund distributes net investment income quarterly and net realized capital gains, if any, annually.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting –Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed - income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of December 31, 2020:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 6,157,405	$ -	$ -	$ 6,157,405
Corporate Bonds *	-	455,459	-	455,459
Exchange Traded Funds	1,464,857	-	-	1,464,857
U.S. Government Agencies & Obligations	-	3,842,963	-	3,842,963
Short-Term Investments	2,393,335	-	-	2,393,335
Total	$ 10,015,597	$ 4,298,422	$ -	$ 14,314,019

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

West Hills Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$ 1,820,796	$ -	$ -	$ 1,820,796
Purchased Options
Put Options	1,096	-	-	1,096
Short-Term Investments	4,272	-	-	4,272
Total	$ 1,826,164	$ -	$ -	$ 1,826,164

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (6,190)	$ -	$ -	$ (6,190)
Put Options	(244)			(244)
Total	$ (6,434)	$ -	$ -	$ (6,434)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 13,503,735	$ -	$ 116,620	$ 13,620,355
Escrow Shares	-	-	1,777	1,777
Asset-Backed Securities	-	144,894	-	144,894
Contingent Value Rights	-	-	-	-
Convertible Bonds	-	21,461	-	21,461
Corporate Bonds *	-	617,518	454,669	1,072,187
Mortgage-Backed Securities	-	15,662	-	15,662
Municipal Bonds	-	1,007,787	-	1,007,787
Preferred Stocks *	1,175,553	-	30,000	1,205,553
Structured Note	-	4,876	775,000	779,876
Term Loan	124,805	-	-	124,805
Purchased Options
Call Options	2,109,726	1,906,878	-	4,016,604
Put Options	57,950	1,425	-	59,375
Bank Deposit Accounts	2,302,092	-	-	2,302,092
Total	$ 19,273,861	$ 3,720,501	$ 1,378,066	$ 24,372,428

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (946,160)	$ (983,215)	$ -	$ (1,929,375)
Put Options	-	-		-
Total	$ (946,160)	$ (983,215)	$ -	$ (1,929,375)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Value Fund did not hold any Level 3 assets during the six months ended December 31, 2020. The West Hills Fund did not hold any Level 3 assets during the six months ended December 31, 2020. It is the Funds policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2020 for the Value and West Hills Funds. The table below shows the transfers between Level 1, Level 2 and Level 3 for the Camelot Fund. The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

Financial Instruments – Assets
	Transfer out of Level 1**	Transfer into Level 3**

Common Stocks	$ (96,628)	$ 96,628

	Transfer out of Level 2**	Transfer into Level 3**

Corporate Bonds	$ (448,384)	$ 448,384

** Transferred from Level 1 and Level 2 to Level 3 due to the absence of observable inputs other than quoted prices.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

	Balance as of June 30, 2020	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Amortized discounts/ Premiums	Transfers in to Level 3	Balance as of December 31, 2020
Common Stocks	$ 107,607	$ -	$ -	$ -	$ 9,013	$ -	$ -	$ 116,620
Escrow Shares	1,777	-	-	-	-	-	-	1,777
Preferred Stocks	30,000	-	-	-	-	-	-	30,000
Corporate Bonds	454,669	-	-	-	-	-	-	454,669
Structured Note	775,000	-	-	-	-	-	-	775,000
Escrow Notes	-	-	-	-	-	-	-	-
	$1,369,053	$ -	$ -	$ -	$ 9,013	$ -	$ -	$1,378,066

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2020:

Camelot Fund

Asset	Fair Value at	Valuation	Unobservable	Input	Increase in Inputs
Categories	December 31, 2020	Technique	Input	Values	Impact on Valuation*
Common Stocks
Automotive	$8,296	Market approach	Last traded price of	$1.40	Decrease
			pre-conversion bonds
Metals & Mining	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Telecom	96,628	Profitability expected	Uncertainty of any	$2.17	Decrease
		return method	additional future payout
Waste & Environmental	11,696	Market approach	Last traded price of non-	335.93%	Increase
Services & Equip.			restricted shares less a discount
Escrow Shares	1,777	Profitability expected	Uncertainty of any	$1.00	Increase
		return method	additional future payout
Corporate Bonds	0	Vendor pricing	Single broker quote	$0.00	Decrease
Automotive
Automotive	448,384	Profitability expected	Liquidation value	$82.00	Increase
		return method	of asset
Financial Services	6,250	Vendor pricing	Single broker quote	$0.12	Decrease

Oil, Gas & Coal	35	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Venture Capital	0	Profitability expected	Uncertainty of any	$0.00	Increase
		return method	additional future payout
Structured Notes	775,000	Vendor pricing	Single broker quote	$77.50	Decrease
Financial Services
Preferred stock
Insurance	30,000	Vendor pricing	Single broker quote	$3,000.00	Decrease

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees,  acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the six months ended December 31, 2020, FCP earned management fees of $65,436 from the Value Fund.  As of December 31, 2020, the Value Fund owed FCP $11,428 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2020, the Value Fund accrued $16,524 in administrative fees. At December 31, 2020, the Value Fund owed $2,886 in administrative fees.

West Hills Fund

As of August 31, 2020, the Trust has a “Management Agreement” with FCP with respect to the West Hills Fund.  Under the terms of the Management Agreement, FCP manages the investment portfolio of the West Hills Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement with the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. Prior to August 31, 2020, the Trust had a “Management Agreement” with LBC with respect to the West Hills Fund, formerly known as Baldwin Fund.  Under the terms of the Management Agreement, LBC managed the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the West Hills Fund is authorized to pay LBC a management fee computed

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

and accrued daily and paid monthly at an annual rate of 0.45% of the West Hills Fund’s average daily net assets. For the period July 1, 2020, through August 30, 2020, LBC’s fee of $103 was accrued by the West Hills Fund for advisory fees. For the period August 31, 2020, through December 31, 2020, FCP’s fee of $2,468 was accrued by the West Hills Fund for advisory fees.

As of August 31, 2020, the Adviser has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until August 31, 2025, so that the Fund’s total annual operating expenses will not exceed 1.49%, subject to possible recoupment from the Fund in future years on a rolling 3-year basis (within the 3 years after the fees have been deferred or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The agreement can be terminated at any time by the Board. Prior to August 31, 2020, LBC contractually agreed to waive its advisory fees and/or to reimburse the West Hills Fund’s expenses, at least until October 31, 2024, to the extent necessary to limit the West Hills Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.00% of the West Hills Fund’s average daily net assets, subject to possible recoupment from the West Hills Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $103 of advisory fees and reimbursed the West Hills Fund $15,806 for expenses during the period July 1, 2020 through August 30, 2020. FCP waived $2,468 of advisory fees and reimbursed the West Hills Fund $24,717 for expenses during the period August 31, 2020 through December 31, 2020. As of December 31, 2020, the FCP owed the West Hills Fund $22,484 in reimbursement fees.

FCP also provides administrative services to the West Hills Fund under an Administration Agreement and receives a fee equal to 0.21% of the West Hills Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2020, the Value Fund accrued $10,178 in administrative fees. At December 31, 2020, the West Hills Fund owed $883 in administrative fees.

As of October 7, 2020, FCP also provides compliance services to the West Hills Fund. FCP earns $32,000 per year for its compliance services. For period October 7, 2020, through December 31, 2020, the West Hills Fund accrued $7,540 in compliance fees.  At December 31, 2020, the West Hills Fund owed $7,540 in compliance fees.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Camelot Fund

Prior to February 24, 2018, the Fund’s advisor was Quaker Funds, Inc. (“QFI”). As compensation for its management services, the Fund was obligated to pay the QFI a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. On February 24, 2018, the Trustees selected Camelot Advisors as the adviser to the Camelot Fund.  Under the terms of the management agreement, and subject to the Board of Trustees of Frank Funds, Camelot will be responsible for formulating the Fund’s investment policies, making ongoing investment decisions and engaging in portfolio transactions. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  The Management Agreement was approved for an initial term of two years, and will continue on a year to year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund.  For the six months ended December 31, 2020, Camelot Advisors earned management fees of $150,921 from the Camelot Fund. As of December 31, 2020, the Camelot Fund owed Camelot Advisors $14,012 for management fees.

Prior to February 24, 2018, QFI contractually agreed to waive its management fee to the extent that the total operating expenses of Camelot Fund’s Predecessor Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. If, at any time, the annualized expenses of Camelot Fund’s Predecessor Fund were less than the annualized expense ratio, the Trust, on behalf of Camelot Fund’s Predecessor Fund, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Camelot Fund’s Predecessor Fund, and (b) can be repaid without causing the expenses of Camelot Fund’s Predecessor Fund to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2016 until November 1, 2017. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Camelot Fund’s Predecessor Fund, in the event of its merger or liquidation.  As of February 24, 2018, Camelot Advisors have contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

daily net assets. This agreement will continue in effect until October 31, 2020.  Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment.  Camelot Advisors waived $19,319 for Class A and $65,757 for Institutional Class, respectively, in total of $85,076 of advisory fees for the six months ended December 31, 2020. At June 30, 2020, the amounts subject to future recoupment total $369,296 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2018	June 30, 2021	$ 81,410
June 30, 2019	June 30, 2022	$ 148,760
June 30, 2020	June 30, 2023	$ 139,126

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Camelot Fund, except investment management fees; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion, and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares that the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act; all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto. For the year ended June 30, 2020, the Camelot Fund accrued $62,108 in administrative fees.  At June 30, 2020, the Camelot Fund owed $3,989 in administrative fees.

FCP also provides compliance services to the Camelot Fund. FCP earns $32,000 per year for its compliance services.  For the year ended June 30, 2020, the Camelot Fund accrued $32,000 in compliance fees.  At June 30, 2020, the Camelot Fund owed $2,731 in compliance fees.

Note 5. Distribution and Service Fees

The Trust, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets.  For the six months ended December 31, 2020, the Investor Class accrued $8,006 in distribution fees and Class C accrued $5,327 in distribution fees. At December 31, 2020, the Value Fund owed $9,783 in distribution fees.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

The Trust, with respect to the West Hills Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  Effective July 1, 2018, the Fund will incur no 12b-1 fees under the plan unless approved by the Board of Trustees and shareholders are provided advance written notice.  As of December 31, 2020, no fees have been accrued.

Prior to June 22, 2018, the Camelot Fund’s Predecessor Fund’s Class A distributor was Foreside Fund Services, LLC. As of June 22, 2018, the Board, with respect to the Camelot Fund Class A has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor.  For the six months ended December 31, 2020, the Camelot Fund accrued $6,575 in 12b-1 fees. At December 31, 2020, the Camelot Fund owed $1,342 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2020, was $12,380,955, $2,722,694 and $31,861,208 for the Value Fund, the West Hills Fund, and the Camelot Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2020 through December 31, 2020		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	64,877	$ 871,805	130,898	$ 1,643,226
Shares reinvested	6	88	1,022	12,428
Shares redeemed	(231,533)	(3,125,379)	(198,035)	(2,470,537)
Net Decrease	(166,650)	$ (2,253,486)	(66,115)	$ (814,883)

Value Fund – Class C	July 1, 2020 through December 31, 2020		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	1,716	$ 21,210	20,700	$ 241,436
Shares reinvested	2	24	-	-
Shares redeemed	(7,865)	(98,972)	(22,054)	(250,371)
Net Decrease	(6,147)	$ (77,738)	(1,354)	$ (8,935)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Value Fund – Institutional Class	July 1, 2020 through December 31, 2020		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	270,028	$ 3,714,300	96,037	$ 1,247,530
Shares reinvested	14	193	1,606	19,743
Shares redeemed	(15,694)	(214,395)	(110,099)	(1,353,854)
Net Decrease	254,348	$ 3,500,098	(12,456)	$ (86,581)

West Hills Fund	July 1, 2020 through December 31, 2020		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	233,114	$ 1,666,975	9,770	$ 67,301
Shares reinvested	776	5,750	3,032	20,772
Shares redeemed	(4,197)	(28,960)	(329,368)	(2,269,459)
Net Decrease	229,693	$ 1,643,765	(316,566)	$ (2,181,386)

Camelot Fund – Class A	July 1, 2020 through December 31, 2020		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	4,654	$ 72,969	208,630	$ 3,011,483
Shares reinvested	2,881	48,544	4,033	58,600
Redemption fees	-	-	-	2
Shares redeemed	(109,729)	(1,580,772)	(294,018)	(3,354,793)
Net Decrease	(102,194)	$(1,459,259)	(81,355)	$ (284,708)

Camelot Fund – Institutional Class	July 1, 2020 through December 31, 2020		July 1, 2019 through June 30, 2020

	Shares	Amount	Shares	Amount
Shares sold	232,712	$ 3,289,095	640,335	$ 8,872,479
Shares reinvested	8,399	143,625	13,194	193,816
Redemption fees	-	49	-	1
Shares redeemed	(319,075)	(4,722,795)	(1,045,249)	(13,180,951)
Net Increase (Decrease)	(77,964)	$(1,290,026)	(391,720)	$(4,114,655)

Shareholders of the Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase. The tables above reflect the redemption fees collected from shareholders of the Funds and reclassified to paid-in-capital.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Note 8. Derivative Transactions

The Funds consider the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended December 31, 2020.

West Hills Fund

Average notional value of:

Call Options Purchased	$ 18,112
Put Options Purchased	$ 305,736
Written Call Options	$ (551,963)

Camelot Fund

Average notional value of:

Call Options Purchased	$ 20,003,380
Put Options Purchased	$ 2,896,303
Written Call Options	$ (23,973,663)
Written Put Options	$ (277,900)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

West Hills Fund

As of December 31, 2020, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Purchased Options	$ 1,096
Total Assets	$ 1,096

Liabilities	Equity Contracts
Written Options	$ (6,434)
Total Liabilities	$ (6,434)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

For the six months ended December 31, 2020, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (1,006)	$ (1,006)
Written Options	214	214
	$ (792)	$ (792)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (793)	$ (793)
Written Options	1,803	1,803
	$ 1,010	$ 1,010

Camelot Fund

As of December 31, 2020, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 4,075,979
Structured Notes	779,876
Total Assets	$ 4,855,855

Liabilities	Equity Contracts
Written Options	$ (1,929,375)
Total Liabilities	$ (1,929,375)

For the six months ended December 31, 2020, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ 279,984	$ 279,984
Written Options	(254,296)	(254,296)
Structured Notes	(530)	(530)
Warrants	(2,268)	(2,268)
	$ 22,890	$ 22,890

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 3,381,569	$ 3,381,569
Written Options	(1,651,918)	(1,651,918)
Structured Notes	-	-
Warrants	(9,132)	(9,132)
	$ 1,720,519	$ 1,720,519

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Offsetting Assets and Liabilities

The Camelot Fund is subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for the Camelot Fund subject to offsets as of December 31, 2020:

		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Camelot Fund

Assets:
Purchased Options	$4,075,979	$—	$4,075,979	$—	$4,075,979	$—

Liabilities:
Written Options	$(1,929,375)	$—	$(1,929,375)	$—	$(1,929,375)	$—

Note 10. Investment Transactions

For the six months ended December 31, 2020, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $2,221,921 and $1,138,364, respectively. Purchases and sales of U.S. Government obligations aggregated $279,361 and $0, respectively.

For the six months ended December 31, 2020, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the West Hills Fund aggregated $1,979,000 and $259,494, respectively.  Purchases and sales of options purchased for the

West Hills Fund aggregated $6,588 and $3,694, respectively. Purchases and sales of options written for the West Hills Fund aggregated $7,489 and $15,940, respectively.

For the six months ended December 31, 2020, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $20,987,277 and $26,306,780, respectively. Purchases and sales of securities sold short aggregated $1,750,910 and $1,254,180, respectively. Purchases and sales of options purchased for the Camelot Fund aggregated $1,147,090 and $5,632,242, respectively.  Purchases and sales of options written for the Camelot Fund aggregated $2,552,708 and $444,701, respectively.

Note 11. Tax Matters

As of December 31, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	West Hills Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 2,396,096	$ 103,141	$ 6,212,977
Gross unrealized depreciation on investment securities	(167,779)	(1,696)	(6,545,163)
Net unrealized appreciation (depreciation) on investment securities	$ 2,228,317	$ 101,445	$ (332,186)

Cost of investment securities, including short- term investments *	$ 12,085,559	$ 1,724,933	$ 23,453,436

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2020 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	West Hills Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 1,747,415	$ -	$ (4,572,134)
Deferral of Post October loss **	(194,134)	(39,796)	(3,110,468)
Accumulated realized gains (loss)	-	-	-
Undistributed accumulated ordinary income (loss)	361	5,053	339,758
Capital loss carry forwards: +	-	-	-
No expiration:	-	-	-
Short-term	(175,038)	(685,172)	(1,335,653)
Long-term	-	(218,425)	(3,964,950)
Total Distributable earnings/(deficit)	$ 1,378,604	$ (938,340)	$ (12,643,447)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

** These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

The Funds paid the following distributions for the six months ended December 31, 2020 and year ended June 30, 2020:

Value Fund
Period Ended	$ Amount	Tax Character
Investor Class
12/31/2020	$ 129	Ordinary income
6/30/2020	$ 14,960	Ordinary income

Class C
12/31/2020	$ 28	Ordinary income
6/30/2020	$ -	Ordinary income

Institutional Class
12/31/2020	$ 203	Ordinary income
6/30/2020	$ 20,449	Ordinary income

West Hills Fund
Period Ended	$ Amount	Tax Character
12/31/2020	$ 8,683	Ordinary income
6/30/2020	$ 23,635	Ordinary income

Camelot Fund
Period Ended	$ Amount	Tax Character
Class A
12/31/2020	$ 53,260	Ordinary income
6/30/2020	$ 63,369	Ordinary income

Institutional Class
12/31/2020	$ 202,847	Ordinary income
6/30/2020	$ 255,854	Ordinary income

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2020, NFS, LLC owned approximately 42% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of December 31, 2020, NFS, LLC owned approximately 76% of the West Hills Fund, for the benefit of others, and may be deemed to control the West Hills Fund. As of December 31, 2020, UBS Financial Services, Inc. owned approximately 27% of the Camelot Fund, for the benefit of others, and may be deemed to control the Camelot Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Note 15.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 16.  Camelot Fund Restatement of Financial Statements

During the course of the Camelot Fund’s annual audit, the management determined that some information relating to the restatement of interest income and realized gain/loss was disclosed incorrectly. As a result of the change in the valuation process, the Camelot Fund reported a decrease in its NAV of $0.01 per share for each class. The management determined this was not material. The principal effects of this restatement on amounts previously reported as of or for the six months ended December 31, 2020 are as follows:

STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 2020 (UNAUDITED)
As Previously
Assets:	Reported	As Restated
Investments in Securities, at Value (Cost $23,084,978 and $23,453,436, respectively)	$ 24,376,126	$ 24,372,428
Total Assets	27,056,501	27,052,803
Net Assets	$ 25,058,938	$ 25,055,240

Net Assets Consist of:
Paid In Capital	$ 31,861,208	$ 31,861,208
Distributable Earnings (Deficit)	(6,802,270)	(6,805,968)
Net Assets	$ 25,058,938	$ 25,055,240

Class A:
Net Assets	$ 5,254,548	$ 5,253,764
Net Asset Value	$ 17.14	$ 17.13
Offering Price Per Share	$ 18.14	$ 18.13
Redemption Price Per Share	$ 16.80	$ 16.79

Institutional Class:
Net Assets	$ 19,804,390	$ 19,801,476
Net Asset Value	$ 17.39	$ 17.38
Redemption Price Per Share	$ 17.04	$ 17.03

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED DECEMBER 31, 2020 (UNAUDITED)
	As Previously
	Reported	As Restated
Investment Income:
Interest	$ 148,482	$ 39,386
Total Investment Income	260,489	151,393

Expenses:
Interest Expense	14,791	343
Total Expenses	308,444	293,996
Net Expenses	223,368	208,920

Net Investment Income	37,121	(57,527)

Realized Gain (Loss) on:
Investments	4,157,067	4,620,173
Net Realized Gain on Investments, Proceeds from Litigation, Written Options, Securities Sold Short and Foreign Currency Transactions	2,031,482	2,494,588

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,282,977	3,910,821
Net Change in Unrealized Appreciation on Investments, Options, Securities Sold Short and Foreign Currency Transactions	4,028,681	3,656,525

Realized and Unrealized Gain on Investments, Proceeds from Litigation, Options, Securities Sold Short and Foreign Currency Transactions	6,060,163	6,151,113

Net Increase in Net Assets Resulting from Operations	$ 6,097,284	$ 6,093,586

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) Six Months Ended December 31, 2020
	As Previously
	Reported	As Restated
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 37,121	$ (57,527)
Net Realized Gain (Loss) on:
Investments	4,157,067	4,620,173
Unrealized Appreciation (Depreciation) on:
Investments	4,282,977	3,910,821
Net Increase (Decrease) in Net Assets Resulting from Operations	6,097,284	6,093,586

Total Increase (Decrease) in Net Assets	3,091,892	3,088,194
Net Assets:
End of Period/Year	$ 25,058,938	$ 25,055,240

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

FINANCIAL HIGHLIGHTS – CLASS A Selected data for a share outstanding throughout each period. For the Six Months Ended December 31, 2020 (UNAUDITED)

	As Previously
	Reported		As Restated

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	-		(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.92	*	3.97
Total from Investment Operations	3.92		3.91

Net Asset Value, at End of Period	$ 17.14	*	$ 17.13

Total Return	29.31%		29.23%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,255		$ 5,254
Before Reimbursement:
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.70)%		(1.59)%
After Reimbursement:
Ratio of Net Investment Income to Average Net Assets	0.04%		(0.83)%

* Previously reported Net Gain on Securities (Realized and Unrealized) as $4.09 resulting in Net Asset Value, at End of Period as $17.31 due to a typographical error.

FINANCIAL HIGHLIGHTS – INSTITUTIONAL CLASS Selected data for a share outstanding throughout each period. For the Six Months Ended December 31, 2020 (UNAUDITED)
	As Previously
	Reported	As Restated

Income (Loss) From Investment Operations:
Net Investment Income (Loss)	0.03	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	3.99	4.05
Total from Investment Operations	4.02	4.01

Net Asset Value, at End of Period	$ 17.39	$ 17.38

Total Return	29.66%	29.59%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 19,804	$ 19,801
Before Reimbursement:
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33)%	(1.29)%
After Reimbursement:
Ratio of Net Investment Income to Average Net Assets	0.40%	(0.56)%

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total
As Previously Reported
Mortgage-Backed Securities	$ -	$ 19,360	$ -	$ 19,360
Total	$ 19,273,861	$ 3,724,199	$ 1,378,066	$ 24,376,126

As Restated
Mortgage-Backed Securities	$ -	$ 15,662	$ -	$ 15,662
Total	$ 19,273,861	$ 3,720,501	$ 1,378,066	$ 24,372,428

	As Previously Reported	As Restated

Gross unrealized appreciation on investment securities	$ 6,212,977	$ 6,212,977
Gross unrealized depreciation on investment securities	(6,173,007)	(6,545,163)
Net unrealized appreciation (depreciation) on investment securities	$ 39,970	$ (332,186)

Cost of investment securities, including short-term investments *	$ 23,084,978	$ 23,453,436

FRANK FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund, West Hills Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2020 through December 31, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,051.06	$7.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,047.02	$11.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.91	$11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,052.70	$6.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.95	$6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

West Hills Tactical Core Fund

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,098.54	$7.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.90	$7.38

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,292.33	$12.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.57	$10.71

* Expenses are equal to the Fund's annualized expense ratio of 2.11%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,295.88	$10.82
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.78	$9.50

* Expenses are equal to the Fund's annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2020 (UNAUDITED)

 TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present.	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015.	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	3	None
Jeffry Brown Year of Birth: 1955	Trustee	Indefinite / August 2019 – present	CEO, Azimut Alternative Capital Partners; Self-employed, Consultant to Mutual Fund and Private Equity industries 2017 – Present. Founder, Managing Director Dyal Capital Partners – Neuberger Berman Group, private equity firm, 2011 – 2017.	3	Azimut Alternative Capital Partners

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2020 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal six months ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

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Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Jeffry Brown

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund, the West Hills Fund, and the Camelot Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: November 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date November 19, 2021